COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Commitments And Contingencies 1	$ 352,000
Commitments And Contingencies 2	415,000
Commitments And Contingencies 3	468,000
Commitments And Contingencies 4	101,764	101,764
Commitments And Contingencies 5	25,150,000
Commitments And Contingencies 6		153,600,000
Commitments And Contingencies 7	18,230,000
Commitments And Contingencies 8		111,370,000